NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Summaries of Net Properties and Equipment

A summary of net properties and equipment at June 30, 2018 and December 31, 2017 is as follows:

	Successor
(In thousands)	June 30, 2018	December 31, 2017
Properties and equipment:
Vessels and related equipment	$836,773	850,268
Other properties and equipment	5,481	5,710

	842,254	855,978
Less accumulated depreciation and amortization	38,529	18,458

Net properties and equipment	$803,725	837,520

The following are summaries of net properties and equipment:

	Successor	Predecessor
(In thousands)	December 31, 2017	March 31, 2017
Properties and equipment:
Vessels and related equipment	$850,268	$3,407,760
Other properties and equipment	5,710	69,670

	855,978	3,477,430
Less accumulated depreciation and amortization	18,458	612,668

Net properties and equipment	$837,520	$2,864,762

	Successor		Predecessor
	December 31, 2017		March 31, 2017
	Number Of Vessels (B)	Carrying Value	Number Of Vessels (B)	Carrying Value
		(In thousands)		(In thousands)
Owned vessels in active service	138	$632,978	143	$1,990,049
Stacked vessels	89	189,710	101	793,606
Marine equipment and other assets under construction		9,501		53,611
Other property and equipment (A)		5,331		27,496

Totals	227	$837,520	244	$2,864,762

(A)	Other property and equipment at March 31, 2017 includes eight remotely operated vehicles, all of which were sold in December 2017.
(B)	Vessel count excludes vessels operated under sale leaseback agreements.

Current and Long-Term Liabilities Related to Accrued Property and Liability Losses

The following table discloses the total amount of current and long-term liabilities related to accrued property and liability losses not subject to reinsurance recoverability, but considered payable:

	Successor	Predecessor
(In thousands)	December 31, 2017	March 31, 2017
Accrued property and liability losses	$5,056	13,792